LMCG FUNDS

LMCG SMALL CAP GROWTH FUND
LMCG MID CAP GROWTH FUND
LMCG SMALL CAP TAX-SENSITIVE FUND
LMCG TECHNOLOGY FUND

A SHARES



SEMI-ANNUAL REPORT

April 30, 2001

LMCG FUNDS


DEAR FELLOW SHAREHOLDERS:

I am pleased to present the first financial report of the LMCG Funds, managed by Lee Munder Investments Ltd.

The Funds commenced operations on December 28, 2000. At the present time, the Fund family consists of four funds: LMCG Small Cap Growth Fund, LMCG Mid Cap Growth Fund, LMCG Small Cap Tax-Sensitive Fund and LMCG Technology Fund.

Formed in January 2000, Lee Munder Investments Ltd. brought together an experienced group of investment professionals who focus on investment opportunities in high growth sectors of the economy. The Funds focus on high growth, high quality companies which provide an opportunity for superior long-term performance. The Funds' investment strategies are based on a fundamental, bottom up, research intensive investment process, and portfolios are constructed on a stock by stock basis.

We have been pleased with the results of our initial operations. This has been an extremely difficult market, and each Fund has performed well relative to its relevant benchmarks over this initial period. We monitor each Fund's performance relative to broad based market indices and - more importantly, we believe for investors - comparable mutual fund indices. For this initial period, three of our four Funds handily exceeded the performance of their respective Lipper mutual fund universes. A detailed discussion of each Fund's operations and performance is given later in this report. We believe that our strong performance helps to validate the vision that resulted in the formation of this firm.

I hope you are pleased with the performance of the Funds. If you have any questions about your current investments or any of the LMCG Funds, please contact us at 1.866.468.6337 or through our website at www.leemunder.com. Thank you for the confidence you have placed in Lee Munder Investments Ltd. We value the opportunity to work with you toward meeting your investment objectives.

Very truly yours,
Lee Munder
Chairman & President

LMCG FUNDS





MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                iii        LMCG Small Cap Growth Fund
                iii        LMCG Small Cap Tax-Sensitive Fund
                iii        LMCG Mid Cap Growth Fund
                iv         LMCG Technology Fund



SCHEDULE OF INVESTMENTS

                1          LMCG Small Cap Growth Fund
                3          LMCG Mid Cap Growth Fund
                5          LMCG Small Cap Tax-Sensitive Fund
                7          LMCG Technology Fund
                9          FINANCIAL STATEMENTS
                13         FINANCIAL HIGHLIGHTS
                14         NOTES TO FINANCIAL STATEMENTS

LMCG FUNDS


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

While we believe strongly in high growth small cap stock investing, recent returns in this part of the market have been challenging. From an overall perspective, we believe the asset category is oversold. Specific commentary on each Fund is presented on the next pages. Broadly speaking, however, several themes run through our investment style, and these areas were impacted in the recent time period.

The two weakest areas for the period ended April 30, 2001 were technology and healthcare, two of the three sectors we traditionally emphasize because of their leading edge impact on the rest of the economy, the availability of legitimately very high growth, and the high rate of innovation. The technology sector was challenged by a surprisingly quick deceleration in the broad economy late last year, which caused an even nastier shock to technology. Much business in all the technology sub-sectors simply evaporated as end demand died, inventories began to build, and orders were cancelled or delayed. These conditions rippled through the sector with geometric impact, resulting in major earnings estimate reductions and business disappointments, and commensurate impact on virtually all the stocks. Technology was down some 31% in the first quarter of this year, and more than 60% from past peaks. Healthcare, and especially biotechnology, was off considerably, mostly in sympathy with technology and other types of small cap aggressive investments, although the fundamental positioning and valuation of many companies in that sector remains excellent. Conversely, the lower growth areas of the Russell 2000 Growth Index (consumer, basic industries, utilities, and financial services) performed relatively well, also contributing the portfolio performance deficit compared to the Index.

We believe that history repeats, that there is every reason to expect that the market for the leading small cap aggressive growth stocks will base near current levels and provide very handsome returns over the longer term from recent lows, albeit not without considerable volatility. It has usually paid well to invest when the economy is in a recession and when technology and other similar, more aggressive investment categories are being discarded. There will always be an important opportunity represented by these innovative, technology led companies, and surely some of them will be the dominant companies in their industries eventually. We are dedicated to finding these opportunities and investing carefully in them. We spend our time every day ensuring the specific companies in your portfolio are the right candidates for the future, and we are confident that these investments will provide superb returns on any reasonable timeframe. We believe that the Funds are very well positioned for the future, and that when the market returns to high growth, which should be this year, the Funds will respond well.

LMCG FUNDS


LMCG SMALL CAP GROWTH FUND
LMCG SMALL CAP TAX-SENSITIVE FUND

The LMCG Small Cap Growth Fund's inception date was December 28, 2001. For the period from inception through April 30, 2001 the Fund declined 1.40%, compared to a decline of 7.54% for the Russell 2000 Small Capitalization Growth Index, which we consider our benchmark index for the Fund. For the four month period ended April 30, 2001, the Fund declined 0.60%, compared to a decline of 4.90% for the Russell 2000 Small Cap Growth Index and a decline of 9.82% for the Lipper universe of small company growth funds.

The LMCG Small Cap Tax-Sensitive Fund's inception date was December 28, 2001. For the period from inception through April 30, 2001 the Fund declined 10.90%, compared to a decline of 7.54% for the Russell 2000 Small Cap Growth Index, which we consider our benchmark index for the Fund. For the four month period ended April 30, 2001, the Fund declined 10.45%, compared to a decline of 4.90% for the Russell 2000 Small Cap Growth Index and a decline of 9.82% for the Lipper universe of small company growth funds.

The Russell 2000 Growth Index, the LMCG Small Cap Growth, and the LMCG Small Cap Tax-Sensitive Funds all declined sharply in February and March and then gained sharply in April.

During the declining market period, the weakest two sectors were technology and healthcare, two areas of particular emphasis for the Funds. Conversely in the April rally these areas lead the market. The LMCG portfolio positioning, which emphasizes participation in the highest growth, most innovative and entrepreneurial areas of the market, realized performance beyond the weakness in the Russell 2000 Growth Index. The Funds do continue to perform relatively well in the market upswings.

LMCG MID CAP GROWTH FUND

The LMCG Mid Cap Growth Fund's inception date was December 28, 2001. For the period from inception through April 30, 2001, the Fund declined 10.60%, compared to a decline of 14.85% for the Russell Mid-Cap Growth Index, which we consider our benchmark index for the Fund. For the four month period ended April 30, 2001, the Fund declined 9.15%, compared to a decline of 12.60% for the Russell Mid-Cap Growth Index and a decline of 12.84% for the Lipper universe of mid-cap funds. While painful, one should understand that this period included the worst performance quarter ever recorded for the NASDAQ Composite, before it partially rebounded in April.

Our portfolio positioning does emphasize participation in the highest growth, most innovative and entrepreneurial segments of the economy. Two of the weakest industry sectors during the sharp declines of February and March, technology and healthcare, are

LMCG FUNDS


areas where LMCG has historically found the most companies able to meet our aggressive growth objectives. These sectors remained heavily weighted in the Fund, though our macro-economic concerns on capital spending trends and earnings expectations early in the period caused us to diversify into several less cyclical, growth arenas. This shift, as signs of a dramatic earnings slowdown began to register on investors in February and March, helped our relative performance. Conversely, technology and healthcare led the rally in April. This saw-tooth pattern can be expected to continue going forward until earnings have more clearly stabilized.

LMCG TECHNOLOGY FUND

The first quarter of 2001 was a difficult one for the equity markets, with the NASDAQ Composite dropping a record 27%. Despite a strong rally in April, our investment style place us broadside to the most challenging segments of the market as technology stocks under performed the broader market. From the Fund's inception through April 30, 2001 the Fund declined 19.60%, compared to a decline of 16.98% for the Goldman Sachs Technology Composite. For the four month period ended April 30, 2001, the Fund declined 16.34%, compared to a decline of 13.76% for the Goldman Sachs Technology Composite and a decline of 16.92% for the Lipper universe of science and technology funds. We are pleased that we were ahead of the comparable Lipper universe, reflecting our performance as compared to other similarly managed funds.

Technology stocks fell as corporate IT spending cutbacks, the collapse of many Internet companies, and severe capital constraints in the telecom sector collided with sharply rising inventories. Specifically, exposure to telecommunication equipment providers such as JDS Uniphase (fiber optic components) hurt performance. Conversely, with our over weighted position in power technology, we were able to take advantage of increased visibility of the energy crisis in the U.S. Recent purchases include: Capstone Turbine (market leader in continuous power generation using micro turbines), and Active Power (market leader in flywheel technology to generate consistent, cost effective back-up power).

Looking forward, we find reasons for both caution and optimism in the current environment. The domestic economy has slowed, and corporations - if not yet the consumer - have sharply curtailed spending. With Asia stumbling and European economies decelerating, the near-term earnings picture for many US companies is, at best, uncertain. This is particularly true for companies in the technology sector. However, we believe corporate earnings will likely bottom during the next quarter or two as the Fed rate cuts and the prospect of tax reductions begin to stimulate the economic activity. Stock prices should anticipate the end of the current economic slowdown, just as they anticipated the beginning.

We are not attempting to time the market. Our strategy remains focused on building positions in quality companies, with strong balance sheets, where investor expectations have been adjusted for the lack of near-term earnings visibility, and whose stock valuations are attractive based on earnings power in 2001 and beyond.

LMCG SMALL CAP GROWTH FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  Shares                                             Value $
  ------                                             -------
            COMMON STOCKS -- 94.7%
            AIR TRANSPORT -- 5.4%
     5,300  Atlantic Coast Airlines
            Holdings, Inc.                           128,260
     2,700  EGL, Inc.                                 64,017
     1,200  Ryanair Holdings PLC ADR                  61,920
     3,900  SkyWest, Inc.  (1)                       103,350
                                                ------------
                                                     357,547
            BANKS & FINANCE -- 1.0%
     1,200  Astoria Financial
            Corporation (1)                           69,432
                                                ------------

            BIOTECHNOLOGY-- 10.4%
     2,300  Alkermes, Inc.                            70,472
     3,100  Celgene Corporation                       55,256
     1,900  COR Therapeutics, Inc.                    58,900
     4,500  Corvas International, Inc.                45,540
     3,500  Cubist Pharmaceuticals, Inc.             108,920
     3,700  Dendreon Corporation                      31,265
     1,200  Enzon, Inc.                               71,544
     4,700  ILEX Oncology, Inc.                       86,950
     2,300  NPS Pharmaceuticals, Inc.                 69,460
     1,900  Pain Therapeutics, Inc.                   14,345
     1,200  Protein Design Labs, Inc.                 77,100
                                                ------------
                                                     689,752
            COMMERCIAL INFORMATION
            SERVICES -- 0.9%
     4,700  CNET Networks, Inc.                       57,669
                                                ------------

            COMPUTER SERVICES, SOFTWARE &
            SYSTEMS -- 4.8%
     1,600  Actuate Corporation                       20,016
     1,000  Advent Software, Inc.                     55,980
     1,400  Aspen Technology, Inc.                    29,484
     1,800  Internet Security Systems, Inc.           89,802
       200  Mercury Interactive Corporation           13,230
     6,800  NetScout Systems, Inc.                    56,100
     1,500  SmartForce PLC ADR                        53,985
                                                ------------
                                                     318,597
            COMPUTER TECHNOLOGY-- 6.3%
     4,300  Avocent Corporation                      107,027
     4,700  DDi Corporation                          115,479
     2,200  Emulex Corporation                        79,002
     2,700  QLogic Corporation                       115,803
                                                ------------
                                                     417,311
            DRUGS & PHARMACEUTICALS -- 2.5%
     2,300  Medicis Pharmaceutical
            Corporation Class A                      114,310
     1,300  Vertex Pharmaceuticals, Inc.              50,112
                                                ------------
                                                     164,422
            EDUCATION SERVICES-- 5.8%
     2,900  Career Education Corporation             146,015
     3,500  DeVry, Inc.                              110,635
     2,700  Edison Schools, Inc. Class A              52,056
     2,200  ITT Educational Services, Inc.            78,320
                                                ------------
                                                     387,026
            ELECTRIC -- 2.5%
     5,100  Orion Power Holdings, Inc.               164,220
                                                ------------

            ELECTRONICS: SEMICONDUCTORS &
            COMPONENTS -- 14.8%
     2,400  Cree, Inc.                                51,672
     1,000  Elantec Semiconductor, Inc.               33,220
     4,100  Exar Corporation                         119,310
     3,100  Finisar Corporation                       46,345
     1,900  International Rectifier
            Corporation                              105,450
     4,700  LightPath Technologies, Inc.
            Class A                                   66,035
     3,100  Micrel, Inc.                             105,276
     1,600  Microchip Technology, Inc.                46,288
     5,500  Oak Technology                            61,270
     5,800  Pericom Semiconductor
            Corporation                              104,342
     7,400  QuickLogic Corporation                    44,400
     4,600  Semtech Corporation                      132,342
     5,500  SIPEX Corporation                         66,220
                                                ------------
                                                     982,170
            ENERGY EQUIPMENT-- 2.1%
     3,300  Active Power, Inc.                        73,755
     1,000  FuelCell Energy, Inc.                     68,900
                                                ------------
                                                     142,655
            HEALTH CARE SERVICES-- 7.2%
     2,800  Accredo Health, Inc.                      95,368
     1,900  IMPATH, Inc.                              59,432
       800  Invitrogen Corporation                    56,408
     2,300  Priority Healthcare Corporation
            Class B                                   79,994
     3,900  Province Healthcare Company               99,918
     4,300  Quintiles Transnational
            Corporation                               88,365
                                                ------------
                                                     479,485
            MACHINERY: OIL WELL EQUIPMENT
            & SERVICES -- 6.0%
     3,500  Cal Dive International, Inc.              98,035
     2,700  Hanover Compressor Company                98,280
     1,750  National-Oilwell, Inc.                    69,212
    10,900  Newpark Resources, Inc.                  101,043
     1,000  UTI Energy Corporation                    34,400
                                                ------------
                                                     400,970
            MEDICAL & DENTAL
            INSTRUMENTS -- 2.4%
     6,000  PolyMedica Corporation                   162,960
                                                ------------

            PRODUCTION TECHNOLOGY
            EQUIPMENT -- 4.3%
     1,600  ATMI, Inc.                                42,128
     1,600  DuPont Photomasks, Inc.                   89,280
     1,700  Ltx Corporation                           45,764
     1,600  Mattson Technology, Inc.                  28,112
     2,800  Photronics, Inc.                          80,388
                                                ------------
                                                     285,672


See notes to financial statements.

  Shares                                             Value $
  ------                                             -------
            RADIO AND TV BROADCASTERS-- 3.6%
     4,500  Cox Radio, Inc. Class A                  116,100
     2,900  Emmis Communications
            Corporation Class A                       74,008
     2,300  SBS Broadcasting SA                       53,452
                                                ------------
                                                     243,560
            RESTAURANTS -- 0.6%
     1,500  RARE Hospitality
            International, Inc.                       41,925
                                                ------------

            SERVICES: COMMERCIAL-- 14.1%
     1,200  Administaff, Inc.                         28,932
     6,650  CoStar Group, Inc.                       154,612
     7,800  DiamondCluster International,
            Inc. Class A                             144,690
     4,100  Digex, Inc.                               51,168
     3,300  DoubleClick, Inc.                         40,722
     2,900  HomeStore.com, Inc.                       92,655
     5,600  NCO Group, Inc.                          151,200
     3,150  Resources Connection, Inc.                83,633
     2,200  SBA Communications
            Corporation                               74,998
     3,500  The Corporate Executive
            Board Company                            116,340
                                                ------------
                                                     938,950
            TOTAL COMMON STOCKS
            (Cost $5,217,073)                      6,304,323
                                                ------------


Principal
Amount
---------
            CASH & EQUIVALENTS -- 8.4%
$  556,000  State Street Bank & Trust
            Company,
            2.000%, 05/01/2001 (2)                   556,000
                                                ------------

            TOTAL CASH & EQUIVALENTS
            (Cost $556,000)                          556,000
                                                ------------

            TOTAL INVESTMENTS
            (Cost $5,773,073)-- 103.1%             6,860,323
            LIABILITIES IN EXCESS OF
            OTHER ASSETS-- (3.1%)                   (206,279)
                                                ------------
            TOTAL NET
            ASSETS-- 100%                       $  6,654,044
                                                ============


     (1) Denotes income producing security. All other securities are non-income producing.

     (2) The repurchase agreement, dated 4/30/01, with a repurchase price of $556,031, is collateralized by a $570,000 Federal Home Loan Bank, 2.00%, due 9/11/08, valued at $572,138.

LMCG MID CAP GROWTH FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  Shares                                             Value $
  ------                                             -------
            COMMON STOCKS -- 97.2%
            AIR TRANSPORT -- 2.6%
       500  EGL, Inc.                                 11,855
       600  SkyWest, Inc.  (1)                        15,900
                                                ------------
                                                      27,755
            BANKS & FINANCE -- 7.6%
       400  Astoria Financial Corporation (1)         23,144
       250  Commerce Bancorp, Inc. (1)                17,250
       200  Golden West Financial
            Corporation (1)                           11,740
       600  National Commerce
            Bancorporation  (1)                       14,946
       500  Synovus Financial
            Corporation (1)                           14,390
                                                ------------
                                                      81,470
            BIOTECHNOLOGY -- 5.6%
       400  COR Therapeutics, Inc.                    12,400
       150  Enzon, Inc.                                8,943
       300  Human Genome Sciences, Inc.               19,269
       300  Protein Design Labs, Inc.                 19,275
                                                ------------
                                                      59,887
            COMMERCIAL INFORMATION
            SERVICES -- 0.9%
       400  Getty Images, Inc.                        10,072
                                                ------------

            COMMUNICATION EQUIPMENT -- 1.4%
     1,500  Spectrasite Holdings, Inc.                15,030
                                                ------------

            COMMUNICATIONS SERVICES:
            COMMERCIAL -- 1.5%
     1,700  Exodus Communications,
            Inc.                                      16,320
                                                ------------

            COMPUTER SERVICES,
            SOFTWARE & SYSTEMS -- 11.0%
     1,100  Actuate Corporation                       13,761
     1,500  Exult, Inc.                               13,725
       500  i2 Technologies, Inc.                      8,505
       500  Internet Security Systems, Inc.           24,945
     1,000  Peregrine Systems, Inc.                   25,780
       300  SmartForce PLC ADR                        10,797
       200  VeriSign, Inc.                            10,602
     2,200  Vitria Technology, Inc.  (1)              10,560
                                                ------------
                                                     118,675
            COMPUTER TECHNOLOGY -- 3.4%
       300  Emulex Corporation                        10,773
       600  QLogic Corporation                        25,734
                                                ------------
                                                      36,507
            DRUGS & PHARMACEUTICALS -- 1.0%
       500  Noven Pharmaceuticals, Inc.               10,735
                                                ------------

            ELECTRIC -- 4.1%
       300  Black Hills Corporation                   15,411
       350  Mirant Corporation                        14,280
       450  Orion Power Holdings, Inc.                14,490
                                                ------------
                                                      44,181
            ELECTRONICS: SEMICONDUCTORS &
            COMPONENTS -- 12.0%
       600  Exar Corporation                          17,460
     1,300  Finisar Corporation                       19,435
       300  Maxim Integrated Products, Inc.           15,330
       200  Micrel, Inc.                               6,792
       300  Microchip Technology, Inc.                 8,679
       500  Semtech Corporation                       14,385
       900  Transwitch Corporation                    15,615
       500  Vitesse Semiconductor
            Corporation                               16,950
       300  Xilinx, Inc.                              14,241
                                                ------------
                                                     128,887
            ENERGY EQUIPMENT -- 0.5%
       200  Capstone Turbine
            Corporation                                5,860
                                                ------------

            FINANCIAL DATA PROCESSING
            SERVICES -- 1.5%
       300  Fiserv, Inc.                              16,602
                                                ------------

            HEALTH CARE SERVICES -- 15.1%
       600  Applera Corporation -
            Applied Biosystems Group (1)              19,236
       200  Express Scripts, Inc. Class A             16,980
     1,300  HEALTHSOUTH Corporation                   18,265
       600  IMS Health, Inc.                          16,470
       300  Invitrogen Corporation                    21,153
       100  Laboratory Corporation of
            America Holdings                          14,100
       300  Priority Healthcare Corporation
            Class B                                   10,434
       500  Province Healthcare Company               12,810
       100  Quest Diagnostics, Inc.                   12,320
     1,000  Quintiles Transnational
            Corporation                               20,550
                                                ------------
                                                     162,318
            INVESTMENT SERVICES -- 0.8%
       200  SEI Investments Company                    8,022
                                                ------------

            MACHINERY: OIL WELL EQUIPMENT
            & SERVICES -- 6.3%
       250  BJ Services Company                       20,562
       100  CARBO Ceramics, Inc.  (1)                  4,397
       300  Hanover Compressor Company                10,920
       300  National-Oilwell, Inc.                    11,865
       100  Smith International, Inc.                  8,119
       200  Weatherford International,
            Inc. (1)                                  11,646
                                                ------------
                                                      67,509
            MACHINERY AND EQUIPMENT -- 0.5%
       100  Danaher Corporation (1)                    5,601
                                                ------------

  Shares                                             Value $
  ------                                             -------
            PRODUCTION TECHNOLOGY EQUIPMENT -- 3.2%
       500  Asm International N.V.                    12,120
       200  DuPont Photomasks, Inc.                   11,160
       400  Photronics, Inc.                          11,484
                                                ------------
                                                      34,764
            RADIO AND TV BROADCASTERS -- 4.7%
       400  Cox Radio, Inc. Class A                   10,320
       500  Emmis Communications
            Corporation Class A                       12,760
       300  Entercom Communications
            Corporation                               13,686
       550  USA Networks, Inc.                        13,778
                                                ------------
                                                      50,544
            REAL ESTATE INVESTMENT
            TRUSTS -- 1.2%
     1,500  Ventas, Inc. (1)                          13,245
                                                ------------

            RETAIL -- 0.4%
       100  Jones Apparel Group, Inc.                  3,974
                                                ------------

            SECURITY -- 2.3%
       400  Check Point Software
            Technologies Ltd.                         25,092
                                                ------------

            SERVICES: COMMERCIAL -- 8.9%
       700  American Tower Corporation
            Class A                                   18,760
       300  Concord EFS, Inc.                         13,965
     1,300  Digex, Inc.                               16,224
       700  HomeStore.com, Inc.                       22,365
       300  The Corporate Executive Board
            Company                                    9,972
       300  TMP Worldwide, Inc.                       14,472
                                                ------------
                                                      95,758
            TELECOMMUNICATIONS
            EQUIPMENT -- 0.7%
       300  Sonus Networks, Inc.                       7,278
                                                ------------

            TOTAL COMMON STOCKS
            (Cost $1,025,893)                      1,046,086
                                                ------------


Principal
Amount                                             Value $
---------                                       ------------
            CASH & EQUIVALENTS -- 15.3%
$  165,000  State Street Bank & Trust
            Company,
            2.000%, 05/01/2001 (2)                   165,000
                                                ------------

            TOTAL CASH & EQUIVALENTS
            (Cost $165,000)                          165,000
                                                ------------

            TOTAL INVESTMENTS
            (Cost $1,190,893) -- 112.5%            1,211,086
            LIABILITIES IN EXCESS OF
            OTHER ASSETS -- (12.5%)                 (135,040)
                                                ------------
            TOTAL NET
            ASSETS -- 100%                      $  1,076,046
                                                ============


     (1) Denotes income producing security. All other securities non-income producing.
     (2) The repurchase agreement, dated 4/30/01, with a repurchase price of $165,009, is collateralized by a $170,000 Federal Home Loan Bank, 2.00%, due 9/11/08, valued at $170,638.

LMCG SMALL CAP TAX-SENSITIVE FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  Shares                                    Value $
  ------                                    -------
            COMMON STOCKS -- 93.8%
            AIR TRANSPORT -- 5.2%
     7,600  Atlantic Coast Airlines
            Holdings, Inc.                           183,920
     5,300  EGL, Inc.                                125,663
     2,300  Expeditors International of
            Washington, Inc. (1)                     115,069
     8,600  SkyWest, Inc. (1)                        227,900
                                                ------------
                                                     652,552
            BIOTECHNOLOGY -- 13.6%
     7,000  Alkermes, Inc.                           214,480
     2,600  Angiotech Pharmaceuticals, Inc.          112,840
     9,600  Celgene Corporation                      169,632
     5,800  COR Therapeutics, Inc.                   179,800
    10,700  Corvas International, Inc.               108,284
     6,000  Cubist Pharmaceuticals, Inc.             186,720
    11,800  Dendreon Corporation                      99,710
     8,100  Eden Bioscience Corporation              110,889
     2,300  Enzon, Inc.                              137,126
    10,300  ILEX Oncology, Inc.                      190,550
     6,900  Symyx Technologies                       192,510
                                                ------------
                                                   1,702,541
            COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.1%
    12,400  Actuate Corporation                      155,124
    11,400  Exult, Inc.                              104,310
     5,600  Internet Security Systems, Inc.          279,384
     3,900  Peregrine Systems, Inc.                  100,542
                                                ------------
                                                     639,360
            COMPUTER TECHNOLOGY -- 6.0%
     6,600  Avocent Corporation                      164,274
     9,000  DDi Corporation                          221,130
     4,000  Emulex Corporation                       143,640
     5,100  QLogic Corporation                       218,739
                                                ------------
                                                     747,783
            DRUGS & PHARMACEUTICALS -- 2.1%
     6,700  Noven Pharmaceuticals, Inc.              143,849
     3,200  Vertex Pharmaceuticals, Inc.             123,227
                                                   ---------
                                                     267,076
            EDUCATION SERVICES -- 2.4%
     3,400  Career Education
            Corporation                              171,190
     4,100  DeVry, Inc.                              129,601
                                                ------------
                                                     300,791
            ELECTRIC -- 4.1%
     4,200  Black Hills Corporation (1)              215,754
     9,300  Orion Power Holdings, Inc.               299,460
                                                ------------
                                                     515,214
            ELECTRONICS: SEMICONDUCTORS & COMPONENTS-- 12.7%
     8,300  Exar Corporation                         241,530
    10,800  Finisar Corporation                      161,460
     8,700  LightPath Technologies,
            Inc. Class A                             122,235
     6,800  Micrel, Inc.                             230,928
     7,600  Microchip Technology, Inc.               219,868
    12,400  Oak Technology                           138,136
    12,900  Pericom Semiconductor
            Corporation                              232,071
     8,600  Semtech Corporation                      247,422
                                                ------------
                                                   1,593,650
            ENERGY EQUIPMENT -- 4.4%
    10,200  Active Power, Inc.                       227,970
     5,000  Capstone Turbine Corporation             146,500
     2,500  FuelCell Energy, Inc.                    172,250
                                                ------------
                                                     546,720
            HEALTH CARE SERVICES -- 7.3%
       800  Accredo Health, Inc.                      27,248
    14,200  HEALTHSOUTH Corporation                  199,510
     4,400  IMPATH, Inc.                             137,632
     1,700  Invitrogen Corporation                   119,867
     3,300  Priority Healthcare Corporation
            Class B                                  114,774
     6,000  Province Healthcare Company              153,720
     7,600  Quintiles Transnational
            Corporation                              156,180
                                                ------------
                                                     908,931
            MACHINERY: OIL WELL EQUIPMENT & SERVICES -- 6.8%
     7,700  Cal Dive International, Inc.             215,677
     1,500  CARBO Ceramics, Inc. (1)                  65,955
     4,700  Hanover Compressor Company               171,080
     5,500  National-Oilwell, Inc.                   217,525
    19,400  Newpark Resources, Inc.                  179,838
                                                ------------
                                                     850,075
            MEDICAL & DENTAL INSTRUMENTS -- 1.6%
     7,500  PolyMedica Corporation                   203,700
                                                ------------

            PRODUCTION TECHNOLOGY EQUIPMENT -- 5.9%
     5,100  Asm International N.V.                   129,089
     4,100  Cymer, Inc.                              134,685
     2,700  DuPont Photomasks, Inc.                  150,660
     2,900  Ltx Corporation                           78,068
     3,100  Mattson Technology, Inc.                  54,467
     6,800  Photronics, Inc.                         195,228
                                                ------------
                                                     742,197
            RADIO AND TV BROADCASTERS -- 5.0%
     6,000  Cox Radio, Inc. Class A                  154,800
     5,200  Emmis Communications
            Corporation Class A                      132,704
     3,200  Entercom Communications
            Corporation                              145,984
     8,500  SBS Broadcasting SA                      197,540
                                                ------------
                                                     631,028
            RESTAURANTS -- 1.0%
     6,200  Buca, Inc.                               128,030
                                                ------------




See notes to financial statements.

LMCG SMALL CAP TAX-SENSITIVE FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  Shares                                    Value $
  ------                                    -------
            SERVICES: COMMERCIAL -- 9.4%
     7,100  CoStar Group, Inc.                       165,075
    17,100  Digex, Inc.                              213,408
     6,000  HomeStore.com, Inc.                      191,700
     5,000  NCO Group, Inc.                          135,000
     4,300  Resources Connection, Inc.               114,165
     5,000  The Corporate Executive Board
            Company                                  166,200
     7,000  Waste Connections, Inc.                  199,150
                                                ------------
                                                   1,184,698
            TELECOMMUNICATIONS EQUIPMENT -- 1.2%
     3,700  Digital Lightwave, Inc.                  155,770
                                                ------------

            TOTAL COMMON STOCKS
            (Cost $11,499,546)                    11,770,116
                                                ------------
            COMMON STOCK UNIT -- 2.4%
            OTHER -- 2.4%
     2,400  SPDR Trust Series 1                      299,784
                                                ------------
            TOTAL COMMON STOCK UNIT
            (Cost $320,445)                          299,784
                                                ------------

Principal
Amount                                             Value $
---------                                       ------------

            CASH & EQUIVALENTS -- 7.1%
$  889,000  State Street Bank & Trust Company,
            2.000%, 05/01/2001                       889,000
                                                ------------
            TOTAL CASH & EQUIVALENTS
            (Cost $889,000)                          889,000
                                                ------------
            TOTAL INVESTMENTS
            (Cost $12,708,991) -- 103.3%          12,958,900
                                                ------------
            LIABILITIES IN EXCESS OF
            OTHER ASSETS -- (3.3%)                  (419,730)
                                                ------------
            TOTAL NET
            ASSETS -- 100%                      $ 12,539,170
                                                ============


     (1) Denotes income producing security. All other securities are non-income producing.
     (2) The repurchase agreement dated 4/30/01, with a repurchase price of $889,049, is collateralized by a $905,000 Federal Home Loan Bank, 2.00%, due 9/11/08, valued at $908,394.

LMCG TECHNOLOGY FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  Shares                                            Value $
  ------                                            -------
            COMMON STOCKS -- 90.6%
            BIOTECHNOLOGY -- 3.8%
       300  Alkermes, Inc.                             9,192
       300  Amgen, Inc.                               18,342
       300  Cubist
            Pharmaceuticals, Inc.                      9,336
                                                ------------
                                                      36,870
            COMMUNICATIONS SERVICES-- 4.2%
     1,000  AT&T Corporation  (1)                     22,280
       450  SBC Communications, Inc. (1)              18,562
                                                ------------
                                                      40,842
            COMMUNICATIONS TECHNOLOGY-- 3.1%
       600  AOL Time Warner, Inc.                     30,300
                                                ------------

            COMPUTER SERVICES,
            SOFTWARE & SYSTEMS -- 25.8%
       200  Adobe Systems, Inc. (1)                    8,984
       200  Amdocs Ltd.                               11,780
       200  BEA Systems, Inc.                          8,170
       300  Citrix Systems, Inc.                       8,520
       450  Compaq Computer Corporation (1)            7,875
     1,000  Compuware Corporation                     10,280
       450  eBay, Inc.                                22,716
       400  Electronic Data Systems
            Corporation (1)                           25,800
     1,000  Exult, Inc.                                9,150
       100  International Business
            Machines Corporation (IBM)                11,514
       200  Internet Security
            Systems, Inc.                              9,978
       200  Micromuse, Inc.                            9,900
       800  Microsoft Corporation                     54,200
       800  Oracle Corporation                        12,928
     1,200  Palm, Inc.                                 9,612
       450  Rational Software
            Corporation                               10,894
       200  Siebel Systems, Inc.                       9,116
       550  Sun Microsystems, Inc.                     9,416
                                                ------------
                                                     250,833
            COMPUTER TECHNOLOGY -- 9.5%
       400  Brocade Communications
            Systems, Inc.                             15,196
       750  EMC Corporation  (1)                      29,700
       300  Emulex Corporation                        10,773
       450  Network Appliance, Inc.                   10,238
       200  QLogic Corporation                         8,578
       300  VERITAS Software
            Corporation                               17,883
                                                ------------
                                                      92,368
            DRUGS & PHARMACEUTICALS-- 5.7%
       150  Eli Lilly and Company (1)                 12,750
       150  Johnson & Johnson  (1)                    14,472
       400  Pfizer, Inc.  (1)                         17,320
       200  Waters Corporation                        10,440
                                                ------------
                                                      54,982

            ELECTRIC -- 1.9%
       200  Black Hills Corporation (1)               10,274
       250  Orion Power
            Holdings, Inc.                             8,050
                                                ------------
                                                      18,324
            ELECTRONICS: SEMICONDUCTORS
            & COMPONENTS -- 8.3%
       200  Applied Materials, Inc.                   10,920
     1,000  Intel Corporation  (1)                    30,910
       200  Micron Technology, Inc.                    9,076
       400  Texas Instruments, Inc. (1)               15,480
       300  Xilinx, Inc.                              14,241
                                                ------------
                                                      80,627
            ENERGY EQUIPMENT-- 4.1%
     1,000  Active Power, Inc.                        22,350
       600  Capstone Turbine
            Corporation                               17,580
                                                ------------
                                                      39,930
            ENERGY SERVICES-- 2.9%
       500  Calpine Corporation                       28,495
                                                ------------

            PRODUCTION TECHNOLOGY
            EQUIPMENT -- 1.3%
       450  Gentex Corporation                        12,150
                                                ------------

            SECURITY -- 2.9%
       300  Check Point Software
            Technologies Ltd.                         18,819
       150  Symantec Corporation                       9,524
                                                ------------
                                                      28,343
            SERVICES: COMMERCIAL-- 1.0%
       200  Concord EFS, Inc.                          9,310
                                                ------------

            TELECOMMUNICATIONS
            EQUIPMENT -- 11.8%
       700  Broadband Holdrs Trust (1)                19,068
       200  CIENA Corporation                         11,012
       800  Cisco Systems, Inc.                       13,584
       200  Corning, Inc. (1)                          4,394
       300  JDS Uniphase Corporation                   6,417
       100  Juniper Networks, Inc.                     5,903
       450  Nortel Networks Corporation (1)            6,885
       650  ONI Systems Corporation                   23,355
       450  Tyco International Ltd. (1)               24,016
                                                ------------
                                                     114,634
            WIRELESS TELECOMMUNICATION
            SERVICES -- 4.3%
       900  Nokia Oyj ADR  (1)                        30,771
       200  QUALCOMM, Inc.                            11,472
                                                ------------
                                                      42,243

            TOTAL COMMON STOCKS
            (Cost $1,012,207)                        880,251
                                                ------------



See notes to financial statements.

LMCG TECHNOLOGY FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

  Shares                                           Value $
  ------                                           -------
            MUTUAL FUNDS -- 3.0%
            ELECTRONICS: SEMICONDUCTORS
            & COMPONENTS -- 1.6%
       300  Semiconductor HOLDR
            Trust                                     15,390
                                                ------------

            OTHER -- 1.4%
       300  Nasdaq 100 Trust                          13,845
                                                ------------

            TOTAL MUTUAL FUNDS
            (Cost $27,336)                            29,235
                                                ------------


Principal
Amount                                             Value $
---------                                       ------------

            CASH & EQUIVALENTS -- 11.0%
$  107,000  State Street Bank & Trust
            Company,
            2.000%, 05/01/2001 (2)                   107,000
                                                ------------

            TOTAL CASH & EQUIVALENTS
            (Cost $107,000)                          107,000
                                                ------------

            TOTAL INVESTMENTS
            (Cost $1,146,543)-- 104.6%             1,016,486
            LIABILITIES IN EXCESS OF
            OTHER ASSETS-- (4.6%)                    (44,778)
                                                ------------
            TOTAL NET
            ASSETS-- 100%                       $    971,708
                                                ============



     (1) Denotes income producing security. All other securities are non-income producing.
     (2) The repurchase agreement, dated 4/30/01, with a repurchase price of $107,006, is collateralized by a $110,000 Federal Home Loan Bank, 2.00%, due 9/11/08, valued at $110,413.

LMCG FUNDS


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

                                                             LMCG             LMCG              LMCG
                                                           SMALL CAP         MID CAP          SMALL CAP        LMCG
                                                            GROWTH           GROWTH        TAX-SENSITIVE    TECHNOLOGY
                                                             FUND             FUND             FUND              FUND
                                                        ----------------------------------------------------------------
  ASSETS
  Investments in securities, at value                   $ 6,304,323       $ 1,046,086      $12,069,900       $   909,486
  Repurchase Agreements                                     556,000           165,000          889,000           107,000
  Cash                                                          273               958              468               355
  Dividends  receivable                                          --               351              135               167
  Interest receivable                                            31                 9               49                 6
  Receivable for securities sold                             54,011            17,587          229,788                --
  Prepaid expenses                                              989               990              989               989
  Due from Adviser                                           25,816            25,617           31,117            25,591

                                                        -----------       -----------      -----------       -----------
  TOTAL ASSETS                                            6,941,443         1,256,598       13,221,446         1,043,594
                                                        -----------       -----------      -----------       -----------

  LIABILITIES
  Payable for securities purchased                          224,903           120,250          607,590             9,523
  Advisory fee payable                                        5,940             1,300           16,668             1,196
  Distribution  fees payable                                  1,138               198            2,307               179
  Administrative and custody fees payable                    13,404            16,841           13,131            19,028
  Transfer Agent fees payable                                19,330            19,330           19,330            19,330
  Accrued Trustees fees and expenses                          4,576             4,576            4,576             4,576
  Accrued expenses and other accounts payable                18,108            18,057           18,674            18,054

                                                        -----------       -----------      -----------       -----------
  TOTAL LIABILITIES                                         287,399           180,552          682,276            71,886
                                                        -----------       -----------      -----------       -----------


  NET ASSETS                                            $ 6,654,044       $ 1,076,046      $12,539,170       $   971,708
                                                        ===========       ===========      ===========       ===========

  NET ASSETS
  Capital paid-in                                       $ 5,715,279       $ 1,208,537      $13,970,655       $ 1,205,645
  Undistributed net investment  income (loss)                (9,532)           (3,157)         (40,864)           (2,676)
  Accumulated net realized gain (loss) on investments      (138,953)         (149,527)      (1,640,530)         (101,204)
  Net unrealized appreciation (depreciation)
  on investments                                          1,087,250            20,193          249,909          (130,057)
                                                        -----------       -----------      -----------       -----------

  NET ASSETS                                            $ 6,654,044       $ 1,076,046      $12,539,170       $   971,708
                                                        ===========       ===========      ===========       ===========

  CLASS A SHARES
  Net asset value, offering and redemption price
   per share                                            $      9.86       $      8.94      $      8.91       $      8.04
  Total shares outstanding at end of period                 674,573           120,321        1,407,089           120,846
  Cost of securities including repurchase agreements    $ 5,773,073       $ 1,190,893      $12,708,991       $ 1,146,543








See notes to financial statements.

LMCG FUNDS


STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 28, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001 (UNAUDITED)

                                                           LMCG             LMCG              LMCG
                                                         SMALL CAP         MID CAP          SMALL CAP         LMCG
                                                          GROWTH           GROWTH         TAX-SENSITIVE    TECHNOLOGY
                                                           FUND             FUND             FUND              FUND
                                                     ----------------------------------------------------------------
INVESTMENT INCOME
Dividend income                                      $       289       $       807     $      1,064       $       644
Interest income                                            3,139               814           12,452             1,258
                                                     -----------       -----------     ------------       -----------

     Total Income                                          3,428             1,621           13,516             1,902
                                                     -----------       -----------     ------------       -----------
EXPENSES
Investment advisory fees                                   7,776             2,730           32,628             2,616
Distribution fees- Class A                                 2,160               853            9,063               817
Administrative fees                                       18,770            18,352           20,979            18,340
Custodian fees                                            12,527            12,475           12,803            12,474
Audit fees                                                 6,115             6,115            6,115             6,115
Legal fees                                                 5,014             5,014            5,014             5,014
Printing expenses                                          3,983             3,983            3,983             3,983
Trustees fees                                              4,576             4,576            4,576             4,576
Transfer agent fees                                       27,233            27,233           27,233            27,233
Registration fees                                          3,319             3,319            3,319             3,319
Insurance                                                    561               561              561               561
Other                                                      1,063             1,011            1,879             1,008
                                                     -----------       -----------     ------------       -----------
     Total Expenses                                       93,097            86,222          128,153            86,056
                                                     -----------       -----------     ------------       -----------

Expenses waived by Investment Adviser                   (80,137)          (81,444)         (73,773)          (81,478)
                                                     -----------       ----------      ------------       -----------

     Net Expenses                                         12,960             4,778           54,380             4,578
                                                     -----------       -----------     ------------       -----------

     Net Investment Income/Loss                          (9,532)           (3,157)         (40,864)           (2,676)
                                                     -----------       -----------     ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments sold           (138,954)         (149,527)      (1,640,530)         (101,204)
Change in net unrealized appreciation (depreciation)
on investments                                         1,087,251            20,193          249,909         (130,057)
                                                     -----------       -----------     ------------       -----------

     Net Gain (Loss)                                     948,297         (129,334)      (1,390,621)         (231,261)
                                                     -----------       -----------     ------------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $   938,765       $ (132,491)     $(1,431,485)       $ (233,937)
                                                     ===========       ===========     ============       ===========







See notes to financial statements.

LMCG FUNDS


STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 28, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001 (UNAUDITED)

                                                                                  LMCG                 LMCG
                                                                                SMALL CAP             MID CAP
                                                                                  GROWTH               GROWTH
                                                                                   FUND                 FUND
                                                                                (UNAUDITED)          (UNAUDITED)
                                                                                --------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
     Net investment income (loss)                                               $    (9,532)        $     (3,157)
     Net realized gain (loss) on investments                                       (138,954)            (149,527)
     Change in net unrealized appreciation (depreciation) on investments          1,087,251               20,193
                                                                                -----------         ------------
Net increase (decrease) in net assets resulting from operations                     938,765             (132,491)
                                                                                -----------         ------------

Dividends and distributions to Class A Shareholders:
     From net investment income                                                          --                   --
     From net realized capital gains                                                     --                   --
                                                                                -----------         ------------
                                                                                         --                   --

CLASS A SHARE TRANSACTIONS:
     Sale of shares                                                               5,715,269            1,208,527
     Reinvestment of distributions                                                       --                   --
     Redemption of shares                                                                --                   --
                                                                                -----------         ------------
Total increase (decrease) from Class A Share transactions                         5,715,269            1,208,527
                                                                                -----------         ------------

Net Assets
     Beginning of period                                                                 10                   10
                                                                                -----------         ------------
     End of period                                                              $ 6,654,044         $  1,076,046
                                                                                ===========         ============

Including undistributed (distributions in excess of) net investment income      $    (9,532)        $     (3,157)
                                                                                ===========         ============

CHANGES IN FUND SHARES
CLASS A SHARE TRANSACTIONS:
     Sales of shares                                                                674,572              120,320
     Reinvestment of distributions                                                       --                   --
     Redemptions of shares                                                               --                   --
                                                                                -----------        -------------
Net increase (decrease) in Class A Share transactions                               674,572              120,320
                                                                                ===========        =============



See notes to financial statements.

                                                                               LMCG
                                                                             SMALL CAP               LMCG
                                                                           TAX-SENSITIVE          TECHNOLOGY
                                                                               FUND                  FUND
                                                                            (UNAUDITED)           (UNAUDITED)
                                                                           ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
     Net investment income (loss)                                            $  (40,864)      $       (2,676)
     Net realized gain (loss) on investments                                 (1,640,530)            (101,204)
     Change in net unrealized appreciation (depreciation) on investments        249,909             (130,057)
                                                                            ------------        -------------
Net increase (decrease) in net assets resulting from operations              (1,431,485)            (233,937)
                                                                            ------------        -------------

Dividends and distributions to Class A Shareholders:
     From net investment income                                                      --                   --
     From net realized capital gains                                                 --                   --
                                                                            ------------        -------------
                                                                                     --                   --
                                                                            ------------        -------------

CLASS A SHARE TRANSACTIONS:
     Sale of shares                                                          13,970,645            1,105,645
     Reinvestment of distributions                                                   --                   --
     Redemption of shares                                                            --                   --
                                                                            ------------        -------------
Total increase (decrease) from Class A Share transactions                    13,970,645            1,105,645
                                                                            ------------        -------------
Net Assets
     Beginning of period                                                             10              100,000
                                                                            ------------        -------------
     End of period                                                          $12,539,170        $     971,708
                                                                            ============        =============

Including undistributed (distributions in excess of) net investment income  $   (40,864)       $      (2,676)
                                                                            ============        =============

CHANGES IN FUND SHARES
CLASS A SHARE TRANSACTIONS:
     Sales of shares                                                          1,407,088              110,846
     Reinvestment of distributions                                                   --                   --
     Redemptions of shares                                                           --                   --
                                                                            ------------        -------------
Net increase (decrease) in Class A Share transactions                         1,407,088              110,846
                                                                            ============        =============

LMCG FUNDS


FINANCIAL HIGHLIGHTS - A SHARES
FOR AN A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIOD DECEMBER 28, 2000 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2001 (UNAUDITED)

                                                          LMCG             LMCG               LMCG
                                                        SMALL CAP         MID CAP           SMALL CAP          LMCG
                                                         GROWTH           GROWTH          TAX-SENSITIVE     TECHNOLOGY
                                                          FUND             FUND               FUND             FUND
                                                       (UNAUDITED)      (UNAUDITED)        (UNAUDITED)      (UNAUDITED)
                                                     ------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD               $     10.00       $     10.00      $     10.00       $     10.00


Income from Investment Operations:
      Net Investment Loss                                  (0.01)            (0.03)           (0.03)            (0.02)
      Net Realized and Unrealized Gain
         (Loss) on Investments                             (0.13)            (1.03)           (1.06)            (1.94)
                                                     ------------      ------------     ------------      ------------

TOTAL FROM INVESTMENT OPERATIONS                           (0.14)            (1.06)           (1.09)            (1.96)
                                                     ------------      ------------     ------------      ------------

LESS DISTRIBUTIONS:
      From Net Investment Income                              --                --               --                --
      From Net Realized Capital Gains                         --                --               --                --
                                                     -----------       -----------      -----------       -----------

Total Distributions                                         0.00              0.00             0.00              0.00
                                                     -----------       -----------      -----------       -----------

NET ASSET VALUE AT END OF PERIOD                     $      9.86       $      8.94      $      8.91       $      8.04
                                                     ===========       ===========      ===========       ===========

TOTAL RETURN (a)                                           (1.40) %         (10.60) %        (10.90) %         (19.60) %


Net Assets at End of Period (000's)                  $     6,654       $     1,076      $    12,539       $       972

Ratios to Average Net Assets:
Expenses excluding reimbursement/waiver of fees (b)        10.78 %           25.26%            3.54%            26.32%

Expenses including reimbursement/waiver of fees (b)         1.50 %            1.40%            1.50%             1.40%

Net investment income including reimbursement/
waiver of fees (b)                                         (1.10) %          (0.93) %         (1.13) %          (0.82) %

PORTFOLIO TURNOVER RATE (a)                                84.92 %          116.26 %          79.10 %           62.22 %



(a)   Not annualized.
(b)   Annualized.




See notes to financial statements.

LMCG FUNDS



NOTE  1 - ORGANIZATION

LMCG Funds (the "Trust"), was organized as a Massachusetts business trust on June 29, 2000, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust has an unlimited number of authorized shares, which are divided among five investment portfolios. Included in this report are the four funds that have commenced operations: LMCG Small Cap Growth Fund, a diversified portfolio, LMCG Mid Cap Growth Fund, a diversified portfolio, LMCG Small Cap Tax-Sensitive Fund, a diversified portfolio, and LMCG Technology Fund, a non-diversified portfolio (collectively, the "Funds"). Each Fund has a different investment objective. LMCG Small Cap Growth Fund seeks capital growth by investing in equity securities of smaller capitalization U.S. companies. LMCG Mid Cap Growth Fund seeks capital growth by investing in equity securities of medium capitalization U.S. companies. LMCG Small Cap Tax-Sensitive Fund seeks capital growth by investing in equity securities of smaller capitalization U.S. companies and, as a secondary objective, seeks to minimize taxable distributions to shareholders. LMCG Technology Fund seeks capital growth by investing in securities of technology companies.

It is the policy of the Funds to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, as a result of distributing substantially all of their net investment income during each calendar year, capital gains and certain other amounts, if any, the Funds will not be subject to a federal excise tax.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS:
Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value, unless the investment adviser believes another valuation is more appropriate. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees (the "Trustees").

REPURCHASE AGREEMENTS:
When entering into repurchase agreements, it is each Fund's policy that the Fund take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS:
Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

EXPENSES:
Expenses are recorded on an accrual basis. Most expenses of the Trust can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated among the Funds in such a manner as deemed equitable by the Trust.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders from net investment income and net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

LMCG FUNDS


NOTE 3 - INVESTMENT ADVISORY FEES

The Trust has entered into an investment advisory agreement with Lee Munder Investments Ltd. (the "Adviser"). Under this agreement, the Adviser provides investment management services to the Funds and is entitled to receive for its services compensation, payable monthly, at the annual rates of each Fund's average daily net assets as follows:

                    LMCG Small Cap Growth Fund              .90%
                    LMCG Mid Cap Growth Fund                .80%
                    LMCG Small Cap Tax-Sensitive Fund       .90%
                    LMCG Technology Fund                    .80%

For the first 12 months of each Fund's operations, the Adviser has agreed to limit the total expenses to 1.50% of the average daily net assets of LMCG Small Cap Growth Fund and LMCG Small Cap Tax-Sensitive Fund and to 1.40% of average daily net assets of LMCG Mid Cap Growth Fund and LMCG Technology Fund. Thereafter, any such expense limitation will be voluntary and may be revised or terminated at any time.

The Adviser has agreed to pay the organizational costs of the Trust.

NOTE 4 - ADMINISTRATOR, CUSTODIAN, DISTRIBUTOR AND TRANSFER AGENT

State Street Bank & Trust Company ("State Street") provides certain administration services to the Trust. For its services, State Street is entitled to receive compensation at an annual rate, payable monthly, calculated as a percentage of the average daily net assets of each Fund. State Street also provides custodial services to the Trust.

Funds Distributor, Inc. ("FDI") provides certain administration services to the Trust at negotiated rates pursuant to an Administration Agreement. FDI also serves as distributor of the Trust's shares pursuant to a Distribution Agreement.

PFPC Inc. provides transfer agent and shareholder services to the Trust at negotiated rates pursuant to a Transfer Agency Services Agreement.

NOTE 5 - SERVICE PLANS

The Funds have entered into a Shareholder Servicing Plan and Shareholder Service Agreement (collectively, "the Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund to pay financial intermediaries for shareholder support services provided to the Trust and the shareholders of the Funds. Under the Plan, the Trust may pay an annual fee of up to 0.25% of the average daily net assets of each Fund for such services. Effective May 1, 2001, this fee currently is not being charged for LMCG Small Cap Growth Fund and LMCG Small Cap Tax-Sensitive Fund, but may be charged again in the future.

NOTE 6 - TRUSTEES' FEES

The Trust pays no compensation to Trustees who are "interested persons" of the Trust (as that term is defined in the 1940 Act). For their services, Trustees who are not interested persons of the Trust receive an annual retainer of $25,000.

NOTE 7 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund, for the period ended April 30, 2001 were as follows:

                                                   Non-Government               Non-Government
                                                      Purchases                     Sales
                                                   ---------------              ---------------
LMCG Small Cap Growth Fund                            $7,468,980                   $2,112,954
LMCG Mid Cap Growth Fund                               2,308,477                    1,133,058
LMCG Small Cap Tax-Sensitive Fund                     20,980,592                    7,520,071
LMCG Technology Fund                                   1,661,244                      520,497

LMCG FUNDS



At April 30, 2001, the identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation were as follows:

                                                                                                     Net Unrealized
                                               Identified               Gross Unrealized              Appreciation/
                                                  Cost            Appreciation/ (Depreciation)       (Depreciation)
                                               -----------        ----------------------------        -------------
LMCG Small Cap Growth Fund                    $5,773,073          $1,159,360         $(72,110)        $1,087,250
LMCG Mid Cap Growth Fund                       1,190,893              79,912          (59,719)            20,193
LMCG Small Cap Tax-Sensitive Fund             12,708,991           1,030,124         (780,215)           249,909
LMCG Technology Fund                           1,146,543              74,499         (204,556)          (130,057)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at April 30, 2001.

NOTE 8 -  BENEFICIAL INTEREST

The following table shows the number of shareholders each owning beneficially or of record 5% or more of a Fund as of April 30, 2001 and the total percentage of the Fund held by such shareholders.

                                                              5% OR GREATER SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------

                                                           NUMBER                % OF FUND HELD
                                                           ------                --------------
     LMCG Small Cap Growth Fund                               3                     94.73%
     LMCG Mid Cap Growth Fund                                 2                     93.60%
     LMCG Small Cap Tax-Sensitive Fund                        4                     70.99%
     LMCG Technology Fund                                     3                     90.81%

LMCG FUNDS



Board of Trustees
         Lee P. Munder
         Lisa Anne Rosen
         Robert Smith

Officers
         Lee P. Munder, Chairman & President
         Terry H. Gardner, Vice President, CFO & Secretary
         Libby E. Wilson, Vice President, Treasurer & Assistant Secretary Margaret W. Chambers, Vice President & Assistant Secretary Christopher J. Kelley, Vice President & Assistant Secretary Nicholas S. Battelle, Vice President

Investment Adviser
         Lee Munder Investments Ltd.
         200 Clarendon Street
         28th Floor
         Boston, MA  02116

Transfer Agent
         PFPC
         4400 Computer Drive
         Westborough, MA  01581

Administrator & Distributor
         Funds Distributor, Inc.
         60 State Street
         Suite 1300
         Boston, MA  02109

Custodian & Administrator
         State Street Bank & Trust Company
         225 Franklin Street
         Boston, MA  02110

Legal Counsel
         Ropes & Gray
         One International Place
         Boston, MA  02110

Independent Auditors
         Arthur Andersen LLP
         225 Franklin Street
         Boston, MA 02110

Investment Adviser:  Lee Munder Investments Ltd.

Distributor:  Funds Distributor, Inc.                                   SANN0401